UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2011

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

Goldman Sachs Global Tax-Aware Equity Portfolios

■	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

■	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	2

Portfolio Management Discussion and Performance Summaries	4

Schedules of Investments	13

Financial Statements	15

Notes to Financial Statements	18

Financial Highlights	32

Other Information	36

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Portfolios. For additional information concerning the risks applicable to the Portfolios, please see the Portfolios’ Prospectuses.

The Goldman Sachs Enhanced Dividend Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds, which may be denominated in currencies other than the U.S. dollar. The Portfolio is intended for investors who want current income. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs U.S. Equity Dividend and Premium and Goldman Sachs International Equity Dividend and Premium Funds, which have an emphasis on dividend paying stocks. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs High Yield Fund or other fixed income securities. The Portfolio may also engage in short selling. A short sale transaction involves the sale of a borrowed security to a third party, with the understanding that the security must later be returned to the lender. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss. The Portfolio may also invest in securities and other financial instruments, including derivatives (such as swaps and futures contracts), which may be denominated in currencies other than the U.S. dollar. Derivatives instruments may be illiquid, difficult to price and leveraged, so that small changes may produce disproportionate losses to the Portfolio. The Portfolio is subject to the risk factors of each Underlying Fund and the securities that it holds directly, which include prepayment, credit, liquidity, quantitative investing and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and political, economic and currency risks of non-U.S. investments. From time to time, the Underlying Funds in which the Portfolio invests may change. Because the Portfolio is subject to the Underlying Fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests in stocks and bonds.

The Goldman Sachs Tax-Advantaged Global Equity Portfolio invests primarily in affiliated domestic and international equity and fixed income funds (“Underlying Funds”). The Portfolio will also invest directly in other securities, including exchange-traded funds, which may be denominated in currencies other than the U.S. dollar. The Portfolio is intended for investors who wish to minimize short-term gains and defer long-term gains. The Portfolio expects to invest primarily in underlying equity funds and equity securities with a blend of domestic large cap, small cap and international exposure, and expects to invest a relatively significant percentage of this equity allocation in the Goldman Sachs Structured Tax-Managed Equity and Goldman Sachs Structured International Tax-Managed Equity Funds. In addition, the Portfolio will have a small strategic allocation in U.S. investment grade bonds, which may consist of an investment in the Goldman Sachs Core Fixed Income Fund, the Goldman Sachs High Yield Fund or other fixed income securities. The Portfolio may also engage in short selling. A short sale transaction involves the sale of a borrowed security to a third party, with the understanding that the security must later be returned to the lender. Short sales involve the risk of an unlimited increase in the market value of the security sold short, which could result in a theoretically unlimited loss. The Portfolio may also invest in securities and other financial instruments, including derivatives (such as swaps and futures contracts), which may be denominated in currencies other than the U.S. dollar. Derivatives instruments may be illiquid, difficult to price and leveraged, so that small changes may produce disproportionate losses to the Portfolio. The Portfolio seeks to achieve returns primarily in the form of price appreciation and may use different strategies in seeking tax efficiency. No assurance can be offered that the Portfolio’s tax-managed strategies will reduce the amount of taxable income and capital gains distributed by the Portfolio to shareholders. The Portfolio is subject to the risk factors of each Underlying Fund and the securities that it holds directly, which include prepayment, credit, liquidity, quantitative investing and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the volatility of investments in the markets; and political, economic and currency risks of non-U.S. investments. From time to time, the Underlying Funds in which the Portfolio invests may change. Because the Portfolio is subject to the Underlying Fund expenses as well as its own expenses, the cost of investing in the Portfolio may be higher than investing in a mutual fund that only invests directly in stocks and bonds.

MARKET REVIEW

Goldman Sachs Global Tax-Aware Equity Portfolios

Investment Strategy

The Portfolios invest in a strategic mix of Underlying Funds and other securities with the goal of achieving long-term growth of capital (both Portfolios) and current income (Enhanced Dividend Global Equity Portfolio only). Under normal conditions, at least 80% of the Portfolios’ net assets plus any borrowings for investment purposes will be allocated among the Underlying Funds which invest primarily in equity securities, including U.S. large-cap, U.S. small-cap and international exposures, to seek capital appreciation. The Portfolios may also invest directly in other securities or instruments, including unaffiliated exchange-traded funds, and can use these investments for implementing tactical tilts. Under normal circumstances, each of the Portfolios also has a small strategic allocation to U.S. investment grade bonds.

Market Review

After a slowdown that raised fears of a double dip recession, the global economic recovery regained momentum during the six months ended February 28, 2011 (the “Reporting Period”).

When the Reporting Period began in September 2010, U.S. economic data was mixed. Earlier gains in U.S. industrial production and business investment had leveled out, and though activity slowed across manufacturing and services, these sectors still continued to expand. The exception to this pattern in the U.S. economy was consumer demand, which remained constrained by ongoing job losses and a persistently weak housing market.

Still, as the Reporting Period progressed, investor sentiment was buoyed by strong corporate earnings and confidence in accommodative monetary and fiscal policy, including the formal announcement of a second round of quantitative easing by the Federal Reserve (the “Fed”) in November and the extension of tax cuts by the U.S. government in December. U.S. economic growth increased with the Gross Domestic Product (“GDP”) expanding at an annualized rate of 2.6% in the third quarter and 2.8% in fourth quarter. Robust sales figures, strong increases in purchasing and manufacturing surveys, and increased business spending were reported. Although the labor market did not show a consistently positive trend, conditions began to improve. In December, the unemployment rate declined to 9.4%, with non-farm payrolls showing a modest increase of 103,000 jobs. Although job growth was meager in January, the rate of joblessness fell further to 9.0%. The unemployment rate then dropped to 8.9% in February, as non-farm payrolls increased by 192,000 jobs.

The economic recovery continued overseas as well. The Eurozone beat expectations despite the divergence between the economic strength of Germany and the economic contractions in peripheral European Union member states. Growth in many emerging market countries tended to be far more robust than that of their developed market counterparts.

MARKET REVIEW

Equity Markets

U.S. and international equity indices posted substantial gains during the Reporting Period, reflecting increased confidence about the global economic recovery. The U.S. equity market, as represented by the Standard & Poor’s 500® Index (the “S&P 500 Index”), posted a return of 27.73% for the Reporting Period. Notably, the U.S. equity market outpaced the developed international equity markets, as investors gained confidence in the U.S. economic recovery. The MSCI All Country World Index (“ACWI”) (ex North America), representing non-U.S. equity markets, rose 22.29%. In the last two months of the Reporting Period, unrest in the Arab world, particularly the fall of Egypt’s Mubarak government and violent clashes in Libya, prompted investor flows from emerging to developed equity markets, such as the U.S.

Fixed Income Markets

The fixed income market experienced mixed results during the reporting period. In the U.S., government bonds and investment grade corporate bonds were among the weakest-performing sectors with longer-term maturities generally turning in the worst results. High yield corporate bonds, as represented by the Barclays Capital U.S. High Yield Bond Index, posted the largest gains. Outside of the U.S., emerging markets debt performed strongly despite concern that rising inflation in many of these high growth economies would prompt interest rate increases. Local emerging market bonds, which are denominated in the issuing government’s local currency, performed well. Both dollar-denominated and local currency emerging market bonds benefited from strong investor demand for higher yields, with local currency bonds receiving additional support from currency appreciation versus the U.S. dollar.

PORTFOLIO RESULTS

Goldman Sachs Enhanced Dividend
Global Equity Portfolio

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team and the Goldman Sachs Fixed Income Investment Management Team discuss the Enhanced Dividend Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2011 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 22.78% and 22.92%, respectively. These returns compare to the 23.83% cumulative total return of the Enhanced Dividend Global Equity (“EDGE”) Composite Index (“EDGE Composite Index”) over the same time period. The EDGE Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%).

The components of the Portfolio’s blended benchmark generated cumulative total returns of –0.83%, 22.29% and 29.34% for the Barclays Capital U.S. Aggregate Bond Index, the MSCI ACWI, ex North America® and the Russell 3000® Index, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	Although tactical asset allocation decisions contributed positively to results, the Portfolio underperformed the EDGE Composite Index during the Reporting Period. In keeping with its investment process, the Portfolio had a significant percentage of its equity allocation invested in two Underlying Funds, the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund, which each employ call writing strategies and have an emphasis on dividend paying stocks. As the equity market rose during the Reporting Period, the index call writing strategy of these Underlying Funds detracted from the Portfolio’s results.

On the positive side, security selection overall within the Underlying Funds enhanced the Portfolio’s performance. Three of the five Underlying Funds we use to implement our strategic allocation decisions outperformed their respective benchmark indices and those returns flowed through to the Portfolio.

Q	How did Global Tactical Asset Allocation decisions help the Portfolio’s performance during the Reporting Period?

A	The implementation of our tactical views contributed positively to performance. The Portfolio was underweight U.S. investment grade bonds. It was overweight U.S. high yield corporate bonds, emerging markets local debt and the Japanese equity market. The Portfolio’s weighting in the Japanese equity market was implemented through investment in stock futures. A stock future, which is traded on an exchange, is a contract that obligates a buyer to purchase stock at a predetermined future date and price. These tactical tilts added to the Portfolio’s results as U.S. high yield corporate spreads narrowed, emerging markets debt continued to outperform, and investor sentiment for Japanese stocks improved. In addition, the Portfolio benefited from an overweight to U.S. bank stocks through an investment in an exchange-traded fund (“ETF”). A long position in the U.S. dollar and a short position in the euro were also advantageous. (It should be noted that the natural disasters in Japan, which subsequently impacted the performance of its equity market, did not occur until March 2011, after the close of the Reporting Period.)

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	Three of the five Underlying Funds we use to express our strategic views within the Portfolio performed better than their respective benchmark indices. Those Underlying Funds are the Goldman Sachs Structured Small Cap Equity Fund, the Goldman Sachs Structured International Small Cap Fund and the Goldman Sachs Structured Emerging Markets Equity Fund. The Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund underperformed their benchmarks.

PORTFOLIO RESULTS

Q	How did call writing affect performance?

A	As mentioned above, the Portfolio’s two largest allocations were to the Goldman Sachs U.S. Equity Dividend and Premium Fund and the Goldman Sachs International Equity Dividend and Premium Fund, which earn premiums through an equity index call writing strategy. When equity markets are down, flat or only modestly positive, these Underlying Funds tend to outperform their respective benchmark indices because of the premiums they earn from call writing. When equity markets rally strongly, these two Underlying Funds are likely to trail their respective benchmark indices. Although the Underlying Funds keep the premiums they earn from call writing, they can underperform when the call options are exercised.

The U.S. and international equity markets rose substantially during the Reporting Period and, as anticipated, both Underlying Funds underperformed. Our call-writing strategy detracted from results as call options were exercised.

Q	How did the Portfolio use derivatives during the Reporting Period?

A	As we sought to increase the Portfolio’s total return and hedge against shifts in market conditions, we used instruments that included equity futures and forward foreign currency exchange contracts. In addition, we used equity futures to implement our views on the Japanese stock market. We also used forward foreign currency exchange contracts to adopt a long position in the U.S. dollar and a short position in the euro. In addition, as market conditions warranted during the Reporting Period, some of the Portfolio’s Underlying Funds may have used derivatives such as options, financial futures contracts and forward foreign currency contracts to apply their active investment views with greater versatility and to afford greater risk management precision.

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolio?

A	The Portfolio began the Reporting Period at its strategy target allocation of 10% in U.S. fixed income through its investment in the Underlying Funds. In the fourth quarter of 2010, we shifted the Portfolio to an underweight position.

As U.S. corporate yield spreads widened, we increased the Portfolio’s exposure to U.S. high yield corporate bonds through an allocation to the Goldman Sachs High Yield Fund. In our opinion, the risk/reward potential of the high yield asset class remained compelling despite the possibility that spreads could widen further in response to additional forced deleveraging and future default headline risk. When spreads actually narrowed slightly later in the Reporting Period, we modestly reduced the Portfolio’s overweighted position.

We increased the Portfolio’s overweight in the Japanese equity market by purchasing stock futures. Our rationale for this decision included attractive valuations, faster-than-expected recovery in fundamentals, an increasing number of foreign investors and improving market technicals. In addition, Japanese stocks were trading at a significant discount to U.S. and international stocks, as represented by the S&P 500® Index and the MSCI EAFE Index (Europe, Australasia, Far East), respectively.

During the Reporting Period, we increased the Portfolio’s overweight in emerging markets local currency sovereign debt through the Portfolio’s allocation to the Goldman Sachs Local Emerging Markets Debt Fund. In our opinion, the global financial crisis had increased the relative attractiveness of emerging market bonds, and we expect the debt burden of emerging markets to be notably lower than that of developed economies during the next decade.

In November, because we believed the euro was overvalued by 10% to 15%, we moved the Portfolio to a long position in the U.S. dollar and a short position in the euro. In our view, the difference in economic growth rates and continued uncertainty about the fiscal challenges of Eurozone countries did not justify the euro trading at a premium to what we consider fair value.

In December, and within the Portfolio’s equity allocation, we increased exposure to the U.S. banking sector through an ETF focused on large-cap U.S. bank stocks. The ETF position equaled about 1.9% of the Portfolio’s net assets. We believed U.S. banks had attractive valuations, an improving fundamental outlook and could potentially benefit from supportive market technicals. Also, we thought the prices of U.S. bank stocks could rise as negative investor sentiment dissipated. In February 2011, we reduced this exposure by approximately half.

Q	What is the Portfolio’s tactical view and strategy for the months ahead?

A	As of February 28, 2011, the Portfolio — through its holdings in stock futures — was overweight in the Japanese stock market. It was overweight in large-cap U.S. bank stocks through an investment in an ETF. In fixed income, through allocations

PORTFOLIO RESULTS

to the Underlying Funds, the Portfolio held overweighted positions in high yield securities and emerging markets local currency sovereign debt and held an underweighted position in investment grade securities. The Portfolio maintained a long position in the U.S. dollar and a short position in the euro through forward foreign currency exchange contracts.

FUND BASICS

Enhanced Dividend Global Equity Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

	Fund Total Return	EDGE Composite
September 1, 2010–February 28, 2011	(based on NAV)[1]	Index[2]

Class A	22.78%	23.83%
Institutional	22.92	23.83

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the MSCI ACWI Index, ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	8.67%	-1.01%	4/30/08
Institutional	15.43	1.52	4/30/08

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.45%	1.63%
Institutional	1.05	1.23

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 2/28/11[5]

		Since Inception
Class A Shares	One Year	(4/30/08)

Returns before taxes*	14.21%	0.49%
Returns after taxes on distributions**	13.60	0.05
Returns after taxes on distributions and sale of Fund shares***	9.54	0.29

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Fund Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

OVERALL UNDERLYING FUND WEIGHTINGS[6]

Percentage of Net Assets

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. Short-term investments represent investments in investment companies other than those that are exchange traded.

PORTFOLIO RESULTS

Goldman Sachs Tax-Advantaged
Global Equity Portfolio

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team and the Goldman Sachs Fixed Income Investment Management Team discuss the Tax-Advantaged Global Equity Portfolio’s (the “Portfolio”) performance and positioning for the six-month period ended February 28, 2011 (the “Reporting Period”).

Q	How did the Portfolio perform during the Reporting Period?

A	During the Reporting Period, the Portfolio’s Class A and Institutional Shares generated cumulative total returns, without sales charges, of 24.97% and 25.17%, respectively. These returns compare to the 23.83% cumulative total return of the Tax-Advantaged Global (“TAG”) Composite Index (“TAG Composite Index”) over the same time period. The TAG Composite Index is comprised of the Barclays Capital U.S. Aggregate Bond Index (10%), the MSCI All Country World Index (ACWI), ex North America® (30%) and the Russell 3000® Index (60%).

The components of the Portfolio’s blended benchmark generated cumulative total returns of –0.83%, 22.29% and 29.34% for the Barclays Capital U.S. Aggregate Bond Index, the MSCI ACWI, ex North America® and the Russell 3000® Index, respectively, during the same period.

Q	What key factors affected the Portfolio’s performance during the Reporting Period?

A	Our tactical asset allocation decisions contributed positively to results, helping the Portfolio outperform the TAG Composite Index. Security selection within the Underlying Funds overall also boosted the Portfolio’s results.

Q	How did Global Tactical Asset Allocation decisions help the Portfolio’s performance during the Reporting Period?

A	The implementation of our tactical views contributed positively to performance. The Portfolio was underweight U.S. investment grade bonds. It was overweight U.S. high yield corporate bonds, emerging markets local debt and the Japanese equity market. The Portfolio’s weighting in the Japanese equity market was implemented through investment in stock futures. A stock future, which is traded on an exchange, is a contract that obligates a buyer to purchase stock at a predetermined future date and price. These tactical tilts added to results as U.S. high yield corporate spreads narrowed, emerging markets debt continued to outperform, and investor sentiment for Japanese stocks improved. In addition, the Portfolio benefited from an overweight to U.S. bank stocks through investment in an investment in an exchange-traded fund (“ETF”). A long position in the U.S. dollar and a short position in the euro were also advantageous. (It should be noted that the natural disasters in Japan, which subsequently impacted the performance of its equity market, did not occur until March 2011, after the close of the Reporting Period.)

Q	How did the Portfolio’s Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	Of the four Underlying Funds we use to implement our strategic allocation decisions within the Portfolio, three outperformed their respective benchmark indices. During the Reporting Period, the Goldman Sachs Structured International Tax-Managed Equity Fund performed better than its benchmark index. The Goldman Sachs Structured Emerging Markets Equity Fund and the Goldman Sachs Structured International Small Cap Fund, in which the Portfolio has smaller allocations, also outperformed their respective benchmark indices. The Goldman Sachs Structured Tax-Managed Equity Fund underperformed its benchmark index.

PORTFOLIO RESULTS

The Portfolio also invested in other Underlying Funds, which are used implement our tactical views and not to implement strategic weightings. Two of these Underlying Funds, the Goldman Sachs Local Emerging Markets Debt Fund and the Goldman Sachs High Yield Fund, underperformed their respective benchmark indices.

Q	How did the Portfolio use derivatives during the Reporting Period?

A	As we sought to increase the Portfolio’s total return and hedge against shifts in market conditions, we used instruments that included equity futures and forward foreign currency exchange contracts. In addition, we used equity futures to implement our views on the Japanese stock market. We also used forward foreign currency exchange contracts to adopt a long position in the U.S. dollar and a short position in the euro. In addition, as market conditions warranted during the Reporting Period, some of the Portfolio’s Underlying Funds may have used derivatives such as options, financial futures contracts and forward foreign currency contracts to apply their active investment views with greater versatility and to afford greater risk management precision.

Q	What changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolio?

A	The Portfolio began the Reporting Period at its strategy target allocation of 10% in U.S. fixed income through its investment in the Underlying Funds. In the fourth quarter of 2010, we shifted the Portfolio to an underweight position.

As U.S. corporate yield spreads widened, we increased the Portfolio’s exposure to U.S. high yield corporate bonds through an allocation to the Goldman Sachs High Yield Fund. In our opinion, the risk/reward potential of the high yield asset class remained compelling despite the possibility that spreads could widen further in response to additional forced deleveraging and future default headline risk. When spreads actually narrowed slightly later in the Reporting Period, we modestly reduced the Portfolio’s overweighted position.

We increased the Portfolio’s overweight in the Japanese equity market by purchasing stock futures. Our rationale for this decision included attractive valuations, faster-than-expected recovery in fundamentals, an increasing number of foreign investors and improving market technicals. In addition, Japanese stocks were trading at a significant discount to U.S. and international stocks, as represented by the S&P 500® Index and the MSCI EAFE Index (Europe, Australasia, Far East), respectively.

During the Reporting Period, we maintained an overweight in emerging markets local currency sovereign debt through the Portfolio’s allocation to the Goldman Sachs Local Emerging Markets Debt Fund. In our opinion, the global financial crisis had increased the relative attractiveness of emerging market bonds, and we expect the debt burden of emerging markets to be notably lower than that of developed economies during the next decade.

In November, because we believed the euro was overvalued by 10% to 15%, we moved the Portfolio to a long position in the U.S. dollar and a short position in the euro. In our view, the difference in economic growth rates and continued uncertainty about the fiscal challenges of Eurozone countries did not justify the euro trading at a premium to what we consider fair value.

In December, and within the Portfolio’s equity allocation, we increased exposure to the U.S. banking sector through an ETF focused on large-cap U.S. bank stocks. The ETF position equaled about 1.9% of the Portfolio’s net assets. We believed U.S. banks had attractive valuations, an improving fundamental outlook and could potentially benefit from supportive market technicals. Also, we thought the prices of U.S. bank stocks could rise as negative investor sentiment dissipated. In February 2011, we reduced this exposure by approximately half.

Q	What is the Portfolio’s tactical view and strategy for the months ahead?

A	As of February 28, 2011, the Portfolio — through its holdings in stock futures — was overweight in the Japanese stock market. It was overweight in large-cap U.S. bank stocks through an investment in an ETF. In fixed income, through allocations to the Underlying Funds, the Portfolio held overweighted positions in high yield securities and emerging markets local currency sovereign debt and held an underweighted position in investment grade securities. It maintained a long position in the U.S. dollar and a short position in the euro through forward foreign currency exchange contracts.

FUND BASICS

Tax-Advantaged Global Equity Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

	Fund Total Return	TAG Composite
September 1, 2010–February 28, 2011	(based on NAV)[1]	Index[2]

Class A	24.97%	23.83%
Institutional	25.17	23.83

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index is comprised of the Barclay’s Capital U.S. Aggregate Bond Index (10%), the MSCI ACWI Index, ex North America® (30%) and the Russell 3000® Index (60%). The Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[3]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	6.84%	-3.14%	4/30/08
Institutional	13.40	-0.68	4/30/08

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[4]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.35%	1.44%
Institutional	0.95	1.04

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to the Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

STANDARDIZED AFTER-TAX PERFORMANCE AS OF 2/28/11[5]

		Since Inception
Class A Shares	One Year	(4/30/08)

Returns before taxes*	12.87%	-1.51%
Returns after taxes on distributions**	12.47	-1.84
Returns after taxes on distributions and sale of Fund shares***	8.57	-1.39

[5]	The after-tax returns are calculated using the historically highest individual federal marginal income tax rates at the time of distributions (currently 15% for qualifying ordinary income dividends and long-term capital gain distributions and 35% for non-qualifying ordinary income dividends) and do not reflect state and local taxes. Actual after-tax returns will be calculated at calendar year-end and depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even Returns Before Taxes. Standardized after-tax returns assume reinvestment of all distributions at NAV and reflect a maximum initial sales charge of 5.5% for Class A Shares.

*	Returns Before Taxes do not reflect taxes on distributions on the Fund’s Class A Shares nor do they show how performance can be impacted by taxes when shares are redeemed.

**	Returns After Taxes on Distributions assume that taxes are paid on distributions on the Fund’s Class A Shares (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon redemption of the Class A Shares at the end of the performance period.

***	Returns After Taxes on Distributions and Sale of Fund Shares reflect taxes paid on distributions on the Fund’s Class A Shares and taxes applicable when the shares are redeemed.

OVERALL UNDERLYING FUND WEIGHTINGS[6]

Percentage of Net Assets

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities. Short-term investments represent investments in investment companies other than those that are exchange traded.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 95.8%
Equity – 89.5%
7,541,811	Goldman Sachs U.S. Equity Dividend and Premium Fund – 49.4%	$73,683,495
4,153,498	Goldman Sachs International Equity Dividend and Premium Fund – 23.8%	35,512,405
1,082,137	Goldman Sachs Structured Small Cap Equity Fund – 9.5%	14,186,810
639,403	Goldman Sachs Structured Emerging Markets Equity Fund – 3.8%	5,684,289
485,725	Goldman Sachs Structured International Small Cap Fund – 3.0%	4,376,380

		133,443,379

Fixed Income – 6.3%
734,266	Goldman Sachs High Yield Fund – 3.7%	5,470,281
423,434	Goldman Sachs Local Emerging Markets Debt Fund – 2.6%	3,959,106
924	Goldman Sachs Core Fixed Income Fund – 0.0%	9,111

		9,438,498

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 95.8%
(Cost $116,089,984)		$142,881,877

Exchange Traded Fund – 0.9%
50,510	SPDR KBW Bank ETF	$1,338,515
(Cost $1,191,440)

Shares	Rate	Value

Short-term Investment(b) – 2.3%
JPMorgan U.S. Government Money Market Fund – Capital Shares
3,471,064	0.034%	$3,471,064
(Cost $3,471,064)

TOTAL INVESTMENTS – 99.0%
(Cost $120,752,488)		$147,691,456

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,471,005

NET ASSETS – 100.0%		$149,162,461

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.

Investment Abbreviation:
SPDR	—	Standard & Poor’s Depositary Receipts

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At February 28, 2011, the Portfolio had an outstanding forward foreign currency exchange contract to sell foreign currency:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED LOSS

	Contract		Current	Unrealized
Counterparty	to Buy/Sell	Expiration Date	Value	Loss

Deutsche Bank AG	USD/EUR	3/16/11	$2,662,853	$(67,509)

FUTURES CONTRACTS — At February 28, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Nikkei 225 Index	101	March 2011	$5,395,925	$185,926

The accompanying notes are an integral part of these financial statements.          13

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 96.7%
Equity – 90.0%
20,487,044	Goldman Sachs Structured Tax-Managed Equity Fund – 59.2%	$212,450,648
10,356,851	Goldman Sachs Structured International Tax-Managed Equity Fund – 24.0%	86,376,136
1,550,582	Goldman Sachs Structured Emerging Markets Equity Fund – 3.8%	13,784,674
1,185,751	Goldman Sachs Structured International Small Cap Fund – 3.0%	10,683,616

		323,295,074

Fixed Income – 6.7%
1,834,747	Goldman Sachs High Yield Fund – 3.8%	13,668,866
1,092,325	Goldman Sachs Local Emerging Markets Debt Fund – 2.9%	10,213,243
1,259	Goldman Sachs Core Fixed Income Fund – 0.0%	12,416

		23,894,525

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 96.7%
(Cost $271,072,918)		$347,189,599

Exchange Traded Fund – 0.9%
125,770	SPDR KBW Bank ETF	$3,332,905
(Cost $2,966,688)

Shares	Rate	Value

Short-term Investment(b) – 1.7%
JPMorgan U.S. Government Money Market Fund – Capital Shares
6,275,748	0.034%	$6,275,748
(Cost $6,275,748)

TOTAL INVESTMENTS – 99.3%
(Cost $280,315,354)		$356,798,252

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,380,307

NET ASSETS – 100.0%		$359,178,559

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents Affiliated Funds.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2011.

Investment Abbreviation:
SPDR	—	Standard & Poor’s Depositary Receipts

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At February 28, 2011, the Portfolio had an outstanding forward foreign currency exchange contract to sell foreign currency:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED LOSS

	Contract	Expiration	Current	Unrealized
Counterparty	to Buy/Sell	Date	Value	Loss

Deutsche Bank AG	USD/EUR	3/16/11	$6,981,366	$(207,271)

FUTURES CONTRACTS — At February 28, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Nikkei 225 Index	259	March 2011	$13,837,075	$527,808

14          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio
Assets:

Investments in Affiliated Underlying Funds, at value (identified cost $116,089,984 and $271,072,918, respectively)	$142,881,877	$347,189,599
Investments in Unaffiliated Funds, at value (identified cost $4,662,504 and $9,242,436, respectively)	4,809,579	9,608,653
Cash(a)	515,000	1,305,000
Receivables:
Portfolio shares sold	2,133,258	927,329
Due from broker — variation margin, at value	68,175	174,825
Reimbursement from investment adviser	24,402	29,701
Investment securities sold	—	515,997
Other assets	1,200	3,292

Total assets	150,433,491	359,754,396

Liabilities:

Payables:
Investment securities purchased	772,599	—
Portfolio shares redeemed	304,568	162,119
Forward foreign currency exchange contracts, at value	67,509	207,271
Amounts owed to affiliates	49,250	116,783
Accrued expenses	77,104	89,664

Total liabilities	1,271,030	575,837

Net Assets:

Paid-in capital	128,952,935	294,214,403
Distributions in excess of net investment income	(172,154)	(58,830)
Accumulated net realized loss from investment, futures and foreign currency related transactions	(6,675,705)	(11,780,449)
Net unrealized gain on investments, futures and translation of assets and liabilities denominated in foreign currency	27,057,385	76,803,435

NET ASSETS	$149,162,461	$359,178,559

Net Assets:
Class A	$100,147,456	$215,264,763
Institutional	49,015,005	143,913,796

Total Net Assets	$149,162,461	$359,178,559

Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	10,028,608	22,337,262
Institutional	4,891,257	14,863,459

Net asset value, offering and redemption price per share:(b)
Class A	$9.99	$9.64
Institutional	10.02	9.68

(a)	Includes restricted cash relating to initial margin requirements and collateral on futures transactions of $515,000 and $1,305,000 for the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $10.57 and $10.20, respectively.

The accompanying notes are an integral part of these financial statements.          15

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2011 (Unaudited)

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity
	Portfolio	Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$1,199,708	$4,894,182
Dividends from Unaffiliated Funds	3,502	10,559

Total investment income	1,203,210	4,904,741

Expenses:

Distribution and Service fees — Class A Shares	88,658	246,684
Management fees	81,294	231,185
Transfer Agent fees(a)	74,873	209,661
Professional fees	34,828	34,828
Printing and mailing costs	25,552	38,149
Custody and accounting fees	20,752	24,359
Registration fees	13,729	13,905
Trustee fees	7,468	7,533
Other	3,936	6,414

Total expenses	351,090	812,718

Less — expense reductions	(98,654)	(103,569)

Net expenses	252,436	709,149

NET INVESTMENT INCOME	950,774	4,195,592

Realized and unrealized gain (loss) from investment, futures and forward foreign currency exchange transactions:

Net realized gain (loss) from:
Investments in Affiliated Underlying Funds	199,749	242,974
Investments in Unaffiliated Funds	114,383	457,533
Futures transactions	142,889	421,495
Capital gain distributions from Affiliated Underlying Funds	392,996	79,195
Forward foreign currency exchange transactions	(14,467)	(37,396)
Net change in unrealized gain (loss) on:
Investments in Affiliated Underlying Funds	18,692,379	58,856,615
Investments in Unaffiliated Funds	147,075	366,217
Futures	281,375	798,760
Forward foreign currency exchange contracts	(53,042)	(169,875)

Net realized and unrealized gain from investment, futures and forward foreign currency exchange transactions	19,903,337	61,015,518

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,854,111	$65,211,110

(a)	Class A and Institutional Shares had Transfer Agent fees of $67,380 and $7,493, respectively, for the Enhanced Dividend Global Equity Portfolio and $187,481 and $22,180, respectively, for the Tax-Advantaged Global Equity Portfolio.

16          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend		Tax-Advantaged
	Global Equity Portfolio		Global Equity Portfolio
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	February 28, 2011	Fiscal Year Ended	February 28, 2011	Fiscal Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

From operations:

Net investment income	$950,774	$1,453,557	$4,195,592	$2,971,111
Net realized gain from investment, futures, forward foreign currency exchange transactions and capital gain distributions	835,550	282,144	1,163,801	391,536
Net change in unrealized gain (loss) on investments, futures and forward foreign currency exchange contracts	19,067,787	1,240,822	59,851,717	(3,717,249)

Net increase (decrease) in net assets resulting from operations	20,854,111	2,976,523	65,211,110	(354,602)

Distributions to shareholders:

From net investment income
Class A Shares	(800,770)	(842,358)	(2,427,936)	(2,289,803)
Institutional Shares	(495,744)	(636,258)	(2,187,533)	(785,086)
From net realized gains
Class A Shares	(343,492)	(90,446)	(718,648)	(315,341)
Institutional Shares	(182,141)	(59,353)	(457,481)	(92,797)

Total distributions to shareholders	(1,822,147)	(1,628,415)	(5,791,598)	(3,483,027)

From share transactions:

Proceeds from sales of shares	51,975,785	46,766,017	111,588,911	115,341,573
Reinvestment of distributions	1,343,929	1,057,724	4,937,316	3,001,631
Cost of shares redeemed	(8,472,423)	(19,564,719)	(65,313,856)	(14,879,017)

Net increase in net assets resulting from share transactions	44,847,291	28,259,022	51,212,371	103,464,187

TOTAL INCREASE	63,879,255	29,607,130	110,631,883	99,626,558

Net assets:

Beginning of period	85,283,206	55,676,076	248,546,676	148,920,118

End of period	$149,162,461	$85,283,206	$359,178,559	$248,546,676

Accumulated undistributed (distributions in excess of) net investment income	$(172,154)	$173,586	$(58,830)	$361,047

The accompanying notes are an integral part of these financial statements.          17

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements
February 28, 2011 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”) along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Portfolio	Share Classes Offered	Non-diversified

Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A and Institutional	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional Shares are not subject to a sales charge.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to each Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.
The Portfolios are expected to invest primarily all of their assets in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Additionally, these Portfolios may invest a portion of their assets directly in unaffiliated funds (“Unaffiliated Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of such funds on the day of valuation. Because each Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities, which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios and Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.
The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Security and Portfolio Share Transactions, and Investment Income — Purchases and sales of the Underlying Funds and Unaffiliated Funds and Portfolio share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Portfolio share transactions. Realized gains and losses on sales of the Underlying Funds and Unaffiliated Funds are calculated using the identified cost basis. Dividend income, capital gains and return of capital distributions from the Underlying Funds and Unaffiliated Funds are recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Investment income and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily. Non-class specific expenses are allocated daily to each share class of the respective Portfolio based upon the relative proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent, and Service fees.
Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolios are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Portfolio	Declared/Paid	Declared/Paid

Enhanced Dividend Global Equity	Quarterly	Annually

Tax-Advantaged Global Equity	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolios must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.

F. Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Portfolios deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolios equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Portfolios recognize a realized gain or loss when a contract is closed or expires.
The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolios’ strategies and potentially result in a loss. The Portfolios must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

3. FAIR VALUE OF INVESTMENTS (continued)

The following is a summary of the Portfolios’ investments categorized in the fair value hierarchy as of February 28, 2011:

Enhanced Dividend Global Equity	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$133,443,379	$—	$—
Fixed Income Underlying Funds	9,438,498	—	—
Exchange Traded Fund	1,338,515
Short-term Investment	3,471,064	—	—
Futures Contract	185,926	—	—

Total	$147,877,382	$—	$—

Liabilities
Forward Foreign Currency Exchange Contract	$—	$(67,509)	$—

Tax-Advantaged Global Equity	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$323,295,074	$—	$—
Fixed Income Underlying Funds	23,894,525	—	—
Exchange Traded Fund	3,332,905	—	—
Short-term Investment	6,275,748	—	—
Futures Contract	527,808	—	—

Total	$357,326,060	$—	$—

Liabilities
Forward Foreign Currency Exchange Contract	$—	$(207,271)	$—

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, computed daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets.

B. Distribution and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee computed daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of each Portfolio’s average daily net assets attributable to Class A Shares. With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge. During the six months ended February 28, 2011, Goldman Sachs advised that it did not retain any Class A front-end sales charges.

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are computed daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A Shares and 0.04% of average daily net assets for Institutional Shares.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios are 0.014%. These Other Expense reimbursements will remain in place through at least December 29, 2011, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction in the Portfolios’ expenses.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 28, 2011, GSAM has agreed to reimburse certain Other Expenses. These expense reimbursements were approximately $99,000 and $104,000 for the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively.
As of February 28, 2011, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Portfolio	Fees	Fees	Agent Fees	Total
Enhanced Dividend Global Equity	$16	$18	$15	$49

Tax-Advantaged Global Equity	41	41	35	117

F. Line of Credit Facility — As of February 28, 2011, the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2011, the Portfolios did not have any borrowings under the facility.

G. Other Transactions with Affiliates — For the six months ended February 28, 2011, Goldman Sachs earned approximately $400 and $1,300 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as Futures Commission Merchant, on behalf of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios, respectively.
As of February 28, 2011, the Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds, as follows:

	Enhanced Dividend	Tax-Advantaged
Underlying Funds	Global Equity	Global Equity
Goldman Sachs International Equity Dividend and Premium	11%	—%

Goldman Sachs Structured International Tax-Managed Equity	—	52

Goldman Sachs Structured Tax-Managed Equity	—	63

Goldman Sachs U.S. Equity Dividend and Premium	14	—

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Portfolios invest substantially all of their assets in the Institutional Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The table below shows the transactions in and earnings from investments in these affiliated Funds for the six months ended February 28, 2011 (in thousands):

Enhanced Dividend Global Equity
	Market		Proceeds		Market		Net Realized Gain
	Value	Purchases	from	Unrealized	Value	Dividend	(Loss) and Capital
Underlying Funds	8/31/2010	at Cost	Sales	Appreciation	2/28/2011	Income	Gain Distributions
Goldman Sachs Core Fixed Income Fund	$2,152	$1,090	$3,216	$—	$9	$8	$50
Goldman Sachs High Yield Fund	1,730	3,714	164	621	5,470	152	—
Goldman Sachs International Equity Dividend and Premium Fund	21,275	2,184	435	5,987	35,513	52	7
Goldman Sachs Local Emerging Markets Debt Fund	3,521	1,620	1,224	61	3,959	138	94
Goldman Sachs Structured Emerging Markets Equity Fund	3,417	11,731	2,251	1,448	5,684	138	361
Goldman Sachs Structured International Small Cap Fund	2,518	1,391	283	1,287	4,376	97	8
Goldman Sachs Structured Small Cap Equity Fund	7,590	4,887	1,312	3,801	14,187	88	73
Goldman Sachs U.S. Equity Dividend and Premium Fund	41,983	24,525	2,453	13,587	73,684	527	—

Totals	$84,186	$51,142	$11,338	$26,792	$142,882	$1,200	$593

Tax-Advantaged Global Equity
	Market		Proceeds		Market		Net Realized Gain
	Value	Purchases	from	Unrealized	Value	Dividend	(Loss) and Capital
Underlying Funds	8/31/2010	at Cost	Sales	Appreciation	2/28/2011	Income	Gain Distributions

Goldman Sachs Core Fixed Income Fund	$6,375	$3,063	$9,375	$—	$12	$22	$146
Goldman Sachs High Yield Fund	5,053	8,392	313	1,870	13,669	429	(1)
Goldman Sachs Local Emerging Markets Debt Fund	10,401	3,147	3,452	160	10,213	390	253
Goldman Sachs Structured Emerging Markets Equity Fund	10,277	3,255	1,315	3,984	13,785	155	8
Goldman Sachs Structured International Small Cap Fund	7,473	1,785	735	3,372	10,684	291	14
Goldman Sachs Structured International Tax-Managed Equity Fund	62,454	15,566	5,868	17,766	86,376	1,562	(122)
Goldman Sachs Structured Tax-Managed Equity Fund	142,338	37,548	7,979	48,965	212,451	2,045	24

Totals	$244,371	$72,756	$29,037	$76,117	$347,190	$4,894	$322

5. INVESTMENTS IN DERIVATIVES

The Portfolios and certain Underlying Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps, interest rate swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

5. INVESTMENTS IN DERIVATIVES (continued)

During the six months ended February 28, 2011, the Portfolios entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions and to seek to increase total return. The Portfolios entered into futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, and to seek to increase total return.
The following tables set forth, by certain risk types, the gross value of the Portfolios’ derivative contracts for trading activities as of February 28, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure.

Enhanced Dividend Global Equity

	Statements of Assets			Statements of Assets
	and Liabilities			and Liabilities
Risk	Location	Assets		Location	Liabilities
Currency	—	$—		Payables for forward foreign currency exchange contracts, at value	$(67,509)

Equity	Due from broker — variation margin, at value	185,926	(a)	—	—

Tax-Advantaged Global Equity

	Statements of Assets			Statements of Assets
	and Liabilities			and Liabilities
Risk	Location	Assets		Location	Liabilities
Currency	—	$—		Payables for forward foreign currency exchange contracts, at value	$(207,271)

Equity	Due from broker — variation margin, at value	527,808	(a)	—	—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivative activities and their indicative volumes for the six months ended February 28, 2011. These gains (losses) should be considered in the context that these contracts may have been executed to economically hedge securities and accordingly, gains (losses) on such contracts may

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. INVESTMENTS IN DERIVATIVES (continued)

offset (losses) gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity

		Net	Net Change in	Average
		Realized	Unrealized	Number of
Risk	Statements of Operation Location	Gain (Loss)	Gain (Loss)	Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange transactions/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(14,467)	$(53,042)	1

Equity	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	142,889	281,375	61

Total		$128,422	$228,333	62

Tax-Advantaged Global Equity

		Net	Net Change in	Average
		Realized	Unrealized	Number of
Risk	Statements of Operation Location	Gain (Loss)	Gain (Loss)	Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange transactions/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$(37,396)	$(169,875)	1

Equity	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	421,495	798,760	173

Total		$384,099	$628,885	174

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 28, 2011.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds and long-term securities for the six months ended February 28, 2011, were as follows:

Portfolio	Purchases	Sales
Enhanced Dividend Global Equity	$53,041,477	$12,159,981

Tax-Advantaged Global Equity	78,552,828	32,324,675

7. TAX INFORMATION

As of February 28, 2011, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purpose was as follows:

	Enhanced Dividend	Tax-Advantaged
	Global Equity	Global Equity

Tax cost	$128,145,956	$293,046,177

Gross and net unrealized gain	$19,545,500	$63,752,075

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts and losses with respect to transactions between Affiliated Underlying Funds as of the most recent fiscal year end.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS

Concentration in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investment policies of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 28, 2011, the Enhanced Dividend Global Equity Portfolio invested 49.4% and 23.8% of its portfolio in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. equity issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500 at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the S&P 500 Index or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in companies that are organized outside the United States or whose securities are principally traded outside the United States with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will sell call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 25% and 75% of the value of its portfolio.
As of February 28, 2011, the Tax-Advantaged Global Equity Portfolio invested 59.2% and 24.0% of its portfolio in the Goldman Sachs Structured Tax-Managed Equity Fund (the “Structured Tax-Managed Equity Fund”) and the Goldman Sachs Structured International Tax-Managed Equity Fund (the “Structured International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The Structured Tax-Managed Equity Fund invests in a broadly diversified portfolio of equity investments in U.S. issuers, including foreign issuers that are traded in the United States. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The Structured International Tax-Managed Equity Fund invests primarily in international equity securities. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.
The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended
	February 28, 2011		For the Fiscal Year Ended
	(Unaudited)		August 31, 2010

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,866,905	$37,285,502	3,778,328	$32,253,139
Reinvestment of distributions	105,190	993,130	97,106	813,382
Shares redeemed	(530,129)	(5,011,346)	(1,413,494)	(12,178,094)

	3,441,966	33,267,286	2,461,940	20,888,427

Institutional Shares
Shares sold	1,521,521	14,690,283	1,701,134	14,512,878
Reinvestment of distributions	36,971	350,799	29,131	244,342
Shares redeemed	(378,791)	(3,461,077)	(863,207)	(7,386,625)

	1,179,701	11,580,005	867,058	7,370,595

NET INCREASE	4,621,667	$44,847,291	3,328,998	$28,259,022

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended
	February 28, 2011		For the Fiscal Year Ended
	(Unaudited)		August 31, 2010

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,148,643	$37,673,497	10,073,541	$82,827,991
Reinvestment of distributions	298,978	2,762,554	292,604	2,396,427
Shares redeemed	(6,479,611)	(56,615,082)	(1,529,054)	(12,645,158)

	(2,031,990)	(16,179,031)	8,837,091	72,579,260

Institutional Shares
Shares sold	8,269,048	73,915,414	3,901,401	32,513,582
Reinvestment of distributions	234,197	2,174,762	73,626	605,204
Shares redeemed	(931,868)	(8,698,774)	(265,804)	(2,233,859)

	7,571,377	67,391,402	3,709,223	30,884,927

NET INCREASE	5,539,387	$51,212,371	12,546,314	$103,464,187

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	capital	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$8.27	$0.08	$1.80	$1.88	$(0.11)	$(0.05)	$—	$(0.16)
2011 - Institutional	8.30	0.10	1.80	1.90	(0.13)	(0.05)	—	(0.18)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010 - A	7.98	0.15	0.32	0.47	(0.16)	(0.02)	—	(0.18)
2010 - Institutional	8.00	0.19	0.32	0.51	(0.19)	(0.02)	—	(0.21)

2009 - A	9.12	0.11	(1.09)	(0.98)	(0.16)	—	—	(0.16)
2009 - Institutional	9.13	0.17	(1.12)	(0.95)	(0.18)	—	—	(0.18)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced April 30, 2008)	10.00	0.03	(0.80)	(0.77)	(0.08)	—	(0.03)	(0.11)
2008 - Institutional (Commenced April 30, 2008)	10.00	0.07	(0.83)	(0.76)	(0.08)	—	(0.03)	(0.11)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.

32          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$9.99	22.78%	$100,147	0.60	%(e)	0.78	%(e)	1.60	%(e)	11%
10.02	22.92	49,015	0.20	(e)	0.38	(e)	2.02	(e)	11

8.27	5.80	54,481	0.60		0.78		1.74		42
8.30	6.31	30,802	0.20		0.38		2.18		42

7.98	(10.53)	32,912	0.60		1.56		1.67		75
8.00	(10.11)	22,764	0.20		1.16		2.45		75

9.12	(7.70)	4,043	0.60	(e)	4.05	(e)	1.00	(e)	9
9.13	(7.58)	20,332	0.20	(e)	3.65	(e)	2.13	(e)	9

The accompanying notes are an integral part of these financial statements.          33

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$7.84	$0.11	$1.84	$1.95	$(0.12)	$(0.03)	$(0.15)
2011 - Institutional	7.89	0.15	1.82	1.97	(0.15)	(0.03)	(0.18)

FOR THE FISCAL YEAR ENDED AUGUST 31,
2010 - A	7.78	0.11	0.10	0.21	(0.13)	(0.02)	(0.15)
2010 - Institutional	7.82	0.14	0.10	0.24	(0.15)	(0.02)	(0.17)

2009 - A	9.25	0.08	(1.44)	(1.36)	(0.11)	—	(0.11)
2009 - Institutional	9.27	0.13	(1.47)	(1.34)	(0.11)	—	(0.11)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced April 30, 2008)	10.00	— (f)	(0.75)	(0.75)	—	—	—
2008 - Institutional (Commenced April 30, 2008)	10.00	0.01	(0.74)	(0.73)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	Amount is less than $0.005 per share.

34          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(d)		net assets(b)		rate

$9.64	24.97%	$215,265	0.60	%(e)	0.67	%(e)	2.46	%(e)	11%
9.68	25.17	143,914	0.20	(e)	0.27	(e)	3.18	(e)	11

7.84	2.56	191,008	0.60		0.69		1.30		23
7.89	2.94	57,539	0.20		0.29		1.73		23

7.78	(14.61)	120,898	0.60		1.11		1.12		52
7.82	(14.16)	28,022	0.20		0.71		1.85		52

9.25	(7.40)	20,710	0.60	(e)	3.25	(e)	(0.05	)(e)	15
9.27	(7.30)	8,536	0.20	(e)	2.85	(e)	0.33	(e)	15

The accompanying notes are an integral part of these financial statements.          35

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2011 (Unaudited)

As a shareholder of Class A or Institutional Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A and Institutional Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 through February 28, 2011.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio			Tax-Advantaged Global Equity Portfolio
			Expenses			Expenses
			Paid for the			Paid for the
	Beginning	Ending	6 Months	Beginning	Ending	6 Months
	Account Value	Account Value	Ended	Account Value	Account Value	Ended
Share Class	9/01/10	2/28/11	2/28/11*	9/01/10	2/28/11	2/28/11*
Class A
Actual	$1,000	$1,227.80	$3.31	$1,000	$1,249.70	$3.35
Hypothetical 5% return	1,000	1,021.82 +	3.01	1,000	1,021.82 +	3.01

Institutional
Actual	1,000	1,229.20	1.11	1,000	1,251.70	1.12
Hypothetical 5% return	1,000	1,023.80 +	1.00	1,000	1,023.80 +	1.00

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2011. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional

Enhanced Dividend Global Equity	0.60%	0.20%
Tax-Advantaged Global Equity	0.60	0.20

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $717.1 billion in assets under management as of December 31, 2010 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]Financial Square Fundssm
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ High Yield Floating Rate Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ Flexible Cap Growth Fund[3]
■ Concentrated Growth Fund
■ Technology Tollkeeper FundSM 5
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund

■ International Equity Dividend and Premium Fund
■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
■ N-11 Equity Fund

Select Satellite[4]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[4]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates.

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2009 year-end assets. Ranked 9th in total assets worldwide. Pensions&Investments, June 2010.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Effective March 31, 2011, the Goldman Sachs All Cap Growth Fund changed its name to the Goldman Sachs Flexible Cap Growth Fund.
[4]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
[5]	Effective July 31, 2010, the Goldman Sachs Tollkeeper Fund was renamed the Goldman Sachs Technology Tollkeeper Fund.
The Goldman Sachs Technology Tollkeeper Fundsm and Financial Square Fundssm are registered service marks of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman, Sachs & Co. (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2011 Goldman Sachs. All rights reserved. 51316.MF.MED.TMPL/4/2011 TAGEDSAR11/1.2K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 2, 2011

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	May 2, 2011